As filed with the Securities and Exchange Commission on November 18, 2011

File Nos. 333-164077
811-22375

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 13	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 15	☒

PIMCO Equity Series

(Exact name of Registrant as Specified in Charter)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 13  to its registration statement under Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 13 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 18th day of November, 2011.

PIMCO EQUITY SERIES
(Registrant)

By:  __________________________
       Neel T. Kashkari*, President

*By: /s/ Douglas P. Dick

       Douglas P. Dick

       as attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacities and on the dates indicated:

Signature	Title	Date
________________________ Brent R. Harris*	Trustee	November 18, 2011
________________________ Vern O. Curtis*	Trustee	November 18, 2011
________________________ E. Philip Cannon*	Trustee	November 18, 2011
________________________ Neel T. Kashkari**	Trustee	November 18, 2011
________________________ Allan B. Hubbard**	Trustee	November 18, 2011
________________________ Peter B. McCarthy**	Trustee	November 18, 2011
________________________ Neel T. Kashkari*	President (Principal Executive Officer)	November 18, 2011
________________________ John P. Hardaway*	Treasurer (Principal Financial and Accounting Officer)	November 18, 2011

*By:	/s/ Douglas P. Dick
Douglas P. Dick as attorney-in-fact

_________
*    Pursuant to power of attorney filed with pre-effective amendment No. 2 to Registration Statement No. 333-164077 on March 30, 2010.
**   Pursuant to power of attorney filed with post-effective amendment No. 12 to Registration Statement No. 333-164077 on October 28, 2011.

EXHIBIT LIST

EX-101.INS       XBRL Instance Document

EX-101.SCH     XBRL Taxonomy Extension Schema Document

EX-101.DEF     XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB     XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE    XBRL Taxonomy Extension Presentation Linkbase Document